GEOGRAPHICAL SALES AND SEGMENTS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Number of operating segments | segment	1
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 117,908,416	$ 123,571,455	$ 113,891,989
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	110,109,028	115,256,175	107,273,543
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 7,799,388	$ 8,315,280	$ 6,618,446